Income taxes - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 201.4	$ 187.1
Items generating unrecognized tax benefits	164.2	160.0
Interest and related penalties	$ 37.2	$ 27.1